Supplementary Cash Flow Information (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Transfer of share-based payments reserve upon vesting of RSUs	$ 1,347	$ 1,008
Transfer of share-based payments reserve upon exercise of options	4,780	1,155
Equipment acquired under finance leases and equipment loans	4,918	4,014
Non-cash investing and financing activities	$ 11,045	$ 6,177